Supplemental Guarantor Condensed Consolidating Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Supplemental Guarantor Condensed Consolidating Financial Statements

11. Supplemental Guarantor Condensed Consolidating Financial Statements:

SunGard’s senior unsecured notes are jointly and severally, fully and unconditionally guaranteed on a senior unsecured basis and the senior subordinated notes are jointly and severally, fully and unconditionally guaranteed on an unsecured senior subordinated basis, in each case, subject to certain exceptions, by substantially all wholly owned, domestic subsidiaries of SunGard (collectively, the “Guarantors”). Each of the Guarantors is 100% owned, directly or indirectly, by SunGard. None of the other subsidiaries of SunGard, either direct or indirect, nor any of the Holding Companies, guarantee the senior notes and senior subordinated notes (“Non-Guarantors”). The Guarantors and SunGard Holdco LLC also unconditionally guarantee the senior secured credit facilities. The Guarantors are subject to release under certain circumstances as described below.

The indentures evidencing the guarantees provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	The sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	Designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	Release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	Legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

The following tables present the financial position, results of operations and cash flows of SunGard (referred to as “Parent Company” for purposes of this note only), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and Eliminations as of December 31, 2011 and March 31, 2012, and for the three month periods ended March 31, 2011 and 2012 to arrive at the information for SunGard on a consolidated basis. SCC and SCCII are neither parties to nor guarantors of the debt issued as described in the notes to consolidated financial statements included in the Company’s Form 10-K for the year ended December 31, 2011.

(in millions)	Supplemental Condensed Consolidating Balance Sheet December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$529	$(15)	$354	$—	$868
Intercompany balances	(5,247)	4,516	731	—	—
Trade receivables, net	2	603	346	—	951
Prepaid expenses, taxes and other current assets	1,461	54	271	(1,456)	330
Assets held for sale	—	1,315	13	(2)	1,326

Total current assets	(3,255)	6,473	1,715	(1,458)	3,475
Property and equipment, net	—	588	305	—	893
Intangible assets, net	120	2,701	476	—	3,297
Intercompany balances	250	1	(251)	—	—
Goodwill	—	3,784	1,101	—	4,885
Investment in subsidiaries	12,673	2,253	—	(14,926)	—

Total Assets	$9,788	$15,800	$3,346	$(16,384)	$12,550

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$—	$3	$7	$—	$10
Accounts payable and other current liabilities	296	2,170	901	(1,456)	1,911
Liabilities related to assets held for sale	—	219	11	—	230

Total current liabilities	296	2,392	919	(1,456)	2,151
Long-term debt	7,612	2	205	—	7,819
Intercompany debt	82	19	16	(117)	—
Deferred income taxes	337	714	68	—	1,119

Total liabilities	8,327	3,127	1,208	(1,573)	11,089

Total stockholder’s equity	1,461	12,673	2,138	(14,811)	1,461

Total Liabilities and Stockholder’s Equity	$9,788	$15,800	$3,346	$(16,384)	$12,550

(in millions)	Supplemental Condensed Consolidating Balance Sheet March 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$1,053	$(15)	$340	$—	$1,378
Intercompany balances	(5,358)	4,624	734	—	—
Trade receivables, net	6	552	302	—	860
Prepaid expenses, taxes and other current assets	986	133	316	(1,074)	361

Total current assets	(3,313)	5,294	1,692	(1,074)	2,599
Property and equipment, net	—	586	308	—	894
Intangible assets, net	105	2,627	456	—	3,188
Intercompany balances	258	—	(258)	—	—
Goodwill	—	3,833	1,071	—	4,904
Investment in subsidiaries	11,699	2,221	—	(13,920)	—

Total Assets	$8,749	$14,561	$3,269	$(14,994)	$11,585

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$497	$3	$8	$—	$508
Accounts payable and other current liabilities	212	2,140	867	(1,074)	2,145

Total current liabilities	709	2,143	875	(1,074)	2,653
Long-term debt	5,894	2	205	—	6,101
Intercompany debt	83	17	17	(117)	—
Deferred income taxes	330	700	68	—	1,098

Total liabilities	7,016	2,862	1,165	(1,191)	9,852

Total stockholder’s equity	1,733	11,699	2,104	(13,803)	1,733

Total Liabilities and Stockholder’s Equity	$8,749	$14,561	$3,269	$(14,994)	$11,585

(in millions)	Supplemental Condensed Consolidating Schedule of Comprehensive Income Three Months ended March 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Total revenue	$—	$726	$444	$(84)	$1,086

Costs and expenses:
Cost of sales and administrative expenses	26	521	388	(84)	851
Depreciation and amortization	—	47	22	—	69
Amortization of acquisition-related intangible assets	—	91	26	—	117

	26	659	436	(84)	1,037

Operating income (loss)	(26)	67	8	—	49
Net interest income (expense)	(127)	(1)	(8)	—	(136)
Other income (expense)	21	—	—	(23)	(2)

Income (loss) from continuing operations before income taxes	(132)	66	—	(23)	(89)
Benefit from (provision for) income taxes	54	(43)	—	—	11

Income (loss) from continuing operations	(78)	23	—	(23)	(78)
Income (loss) from discontinued operations, net of tax	55	55	—	(55)	55

Net income (loss)	$(23)	$78	$—	$(78)	$(23)

Comprehensive income (loss)	$42	$134	$53	$(187)	$42

(in millions)	Supplemental Condensed Consolidating Schedule of Comprehensive Income Three Months ended March 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Total revenue	$—	$713	$413	$(87)	$1,039

Costs and expenses:
Cost of sales and administrative expenses	25	534	343	(87)	815
Depreciation and amortization	—	48	23	—	71
Amortization of acquisition-related intangible assets	—	84	18	—	102

	25	666	384	(87)	988

Operating income (loss)	(25)	47	29	—	51
Net interest income (expense)	(114)	—	(8)	—	(122)
Other income (expense)	52	23	2	(90)	(13)

Income (loss) from continuing operations before income taxes	(87)	70	23	(90)	(84)
Benefit from (provision for) income taxes	10	(3)	—	—	7

Income (loss) from continuing operations	(77)	67	23	(90)	(77)
Income (loss) from discontinued operations, net of tax	312	93	4	(97)	312

Net income (loss)	$235	$160	$27	$(187)	$235

Comprehensive income (loss)	$271	$185	$49	$(234)	$271

(in millions)	Supplemental Condensed Consolidating Schedule of Cash Flows Three Months ended March 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Cash flow from operations:
Net income (loss)	$(23)	$78	$—	$(78)	$(23)
Income (loss) from discontinued operations	55	55	—	(55)	55

Income (loss) from continuing operations	(78)	23	—	(23)	(78)
Non cash adjustments	(10)	120	49	23	182
Changes in operating assets and liabilities	54	(79)	(12)	—	(37)

Cash flow from (used in) continuing operations	(34)	64	37	—	67
Cash flow from (used in) discontinued operations	—	(14)	—	—	(14)

Cash flow from (used in) operations	(34)	50	37	—	53

Investment activities:
Intercompany transactions	86	6	(92)	—	—
Cash paid for acquired businesses, net of cash acquired	—	(6)	(13)	—	(19)
Cash paid for property and equipment and software	(1)	(40)	(20)	—	(61)
Other investing activities	—	1	—	—	1

Cash provided by (used in) continuing operations	85	(39)	(125)	—	(79)
Cash provided by (used in) discontinued operations	—	(3)	—	—	(3)

Cash provided by (used in) investment activities	85	(42)	(125)	—	(82)

Financing activities:
Net repayments of long-term debt	(5)	(1)	19	—	13
Other financing activities	(2)	—	—	—	(2)

Cash provided by (used in) continuing operations	(7)	(1)	19	—	11
Cash provided by (used in) discontinued operations	—	—	—	—	—

Cash provided by (used in) financing activities	(7)	(1)	19	—	11

Effect of exchange rate changes on cash	—	—	16	—	16

Increase (decrease) in cash and cash equivalents	44	7	(53)	—	(2)
Beginning cash and cash equivalents	179	1	598	—	778

Ending cash and cash equivalents	$223	$8	$545	$—	$776

(in millions)	Supplemental Condensed Consolidating Schedule of Cash Flows Three Months ended March 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated

Cash flow from operations:
Net income (loss)	$235	$160	$27	$(187)	$235
Income (loss) from discontinued operations	312	93	4	(97)	312

Income (loss) from continuing operations	(77)	67	23	(90)	(77)
Non cash adjustments	18	98	37	90	243
Changes in operating assets and liabilities	7	(68)	(38)	—	(99)

Cash flow from (used in) continuing operations	(52)	97	22	—	67
Cash flow from (used in) discontinued operations	(2)	—	10	—	8

Cash flow from (used in) operations	(54)	97	32	—	75

Investment activities:
Intercompany transactions	1,828	(24)	(33)	(1,771)	—
Cash paid for acquired businesses, net of cash acquired	—	—	(6)	—	(6)
Cash paid for property and equipment and software	—	(41)	(19)	—	(60)
Other investing activities	1	—	2	—	3

Cash provided by (used in) continuing operations	1,829	(65)	(56)	(1,771)	(63)
Cash provided by (used in) discontinued operations	—	1,740	—	—	1,740

Cash provided by (used in) investment activities	1,829	1,675	(56)	(1,771)	1,677

Financing activities:
Intercompany dividends of HE sale proceeds	—	(1,771)	—	1,771	—
Net repayments of long-term debt	(1,241)	(1)	(2)	—	(1,244)
Other financing activities	(10)	—	—	—	(10)

Cash provided by (used in) continuing operations	(1,251)	(1,772)	(2)	1,771	(1,254)
Cash provided by (used in) discontinued operations	—	—	—	—	—

Cash provided by (used in) financing activities	(1,251)	(1,772)	(2)	1,771	(1,254)

Effect of exchange rate changes on cash	—	—	7	—	7

Increase (decrease) in cash and cash equivalents	524	—	(19)	—	505
Beginning cash and cash equivalents	529	(15)	359	—	873

Ending cash and cash equivalents	$1,053	$(15)	$340	$—	$1,378

During the first quarter of 2012, the Company determined that it had incorrectly accounted for intercompany dividend income and the related eliminations presented in the Supplemental Condensed Consolidating Schedules of Operations in the Company’s Form 10-K for the periods ended December 31, 2009, 2010 and 2011. The Company determined that the incorrect presentation resulted in an understatement of income (or overstatement of loss) from continuing operations and net income (loss) for both the Non-Guarantor subsidiaries and the Guarantor subsidiaries. It was further determined that cash flows from operations and cash flows from investment activities for Parent (SunGard), Guarantor subsidiaries and Non-Guarantor subsidiaries were each affected between operating and investing. The Company also identified a misclassification of expense between Guarantor subsidiaries and Non-Guarantor subsidiaries in 2010 totaling $91 million. In addition, the Company also determined that it had incorrectly recorded intercompany transactions between certain Guarantor and Non-Guarantor subsidiaries as a component of net interest income (expense) resulting in an understatement of operating expenses for the Guarantor subsidiaries and an understatement of revenues for the Non-Guarantor subsidiaries. These errors had no impact on the consolidated financial statements of SunGard or any debt covenants and had no impact on the ability of SunGard’s subsidiaries to dividend cash to SunGard for debt service requirements. The Company assessed the materiality of these items on previously issued annual and interim financial statements in accordance with SEC Staff Accounting Bulletin No. 99, and concluded that the errors were not material to the consolidated financial statements.

The Company will revise the June 30, 2011 and September 30, 2011 financial statements to reflect the revisions discussed above, the next time such financial statements are included in future reports for comparable purposes.

The following is a summary of the impacts of the errors on each of the statements that were included in the Quarterly Report on Form 10-Q for the periods indicated (n/c = no change).

Supplemental Condensed Consolidating Schedule of Operations

	Parent Company			Guarantor Subsidiaries			Non-Guarantor Subsidiaries			Eliminations
(in millions)	As Reported	As Revised		As Reported	As Revised		As Reported	As Revised		As Reported	As Revised
Three Months Ended March 31, 2011
Revenue	n/c	n/c		$845	$726	(f)	$366	$444	(f)	$(1)	$(84	)(f)
Operating income (loss)	n/c	n/c		165	67	(f)	(76)	8	(f)	—	—
Other income (loss)	$49	$21	(a)	(62)	—	(a)	n/c	n/c	(a)	11	(23	)(a)
Income (loss) from before income taxes	(64)	n/a		68	n/a		(90)	n/a		11	n/a
Income (loss) from continuing operations before income taxes	n/a	(132	)(a)	n/a	66	(a)	n/a	—	(a)	n/a	(23	)(a)
Income (loss) from continuing operations	n/a	(78	)(a)	n/a	23	(a)	n/a	—	(a)	n/a	(23	)(a)
Net income (loss)	n/c	n/c		51	78	(a)	(62)	—	(a)	11	(78	)(a)

Three Months Ended June 30, 2011
Revenue	n/c	n/c		$866	$742	(f)	$399	$523	(f)	$1	$(132	)(f)
Operating income (loss)	n/c	n/c		194	36	(f)	(49)	79	(f)	—	—
Other income (loss)	$29	$85	(b)	12	94	(b)	n/c	n/c	(b)	(40)	(178	)(b)
Income (loss) from before income taxes	(128)	n/a		129	n/a		18	n/a		(40)	n/a
Income (loss) from continuing operations before income taxes	n/a	(73	)(b)	n/a	130	(b)	n/a	70	(b)	n/a	(178	)(b)
Income (loss) from continuing operations	n/a	(31	)(b)	n/a	85	(b)	n/a	93	(b)	n/a	(178	)(b)
Net income (loss)	n/c	n/c		28	43	(b)	12	95	(b)	(40)	(138	)(b)

Six Months Ended June 30, 2011
Revenue	n/c	n/c		$1,711	$1,468	(f)	$765	$967	(f)	$—	$(216	)(f)
Operating income (loss)	n/c	n/c		359	103	(f)	(125)	87	(f)	—	—
Other income (loss)	$78	$106	(c)	(50)	94	(c)	n/c	n/c	(c)	(29)	(201	)(c)
Income (loss) from before income taxes	(192)	n/a		197	n/a		(72)	n/a		(29)	n/a
Income (loss) from continuing operations before income taxes	n/a	(205	)(c)	n/a	196	(c)	n/a	70	(c)	n/a	(201	)(c)
Income (loss) from continuing operations	n/a	(109	)(c)	n/a	108	(c)	n/a	93	(c)	n/a	(201	)(c)
Net income (loss)	n/c	n/c		79	121	(c)	(50)	95	(c)	(29)	(216	)(c)

Three Months Ended September 30, 2011
Revenue	n/c	n/c		n/c	n/c		$359	$465	(f)	$—	$(106	)(f)
Operating income (loss)	n/c	n/c		$168	$62	(f)	(67)	39	(f)	—	—
Other income (loss)	$71	$75	(d)	(80)	70	(d)	n/c	n/c	(d)	8	(146	)(d)
Income (loss) from continuing operations before income taxes	(58)	(85	)(d)	100	132	(d)	(118)	31	(d)	8	(146	)(d)
Income (loss) from continuing operations	(14)	(41	)(d)	44	76	(d)	(79)	70	(d)	8	(146	)(d)
Net income (loss)	n/c	n/c		71	103	(d)	(81)	68	(d)	10	(171	)(d)

Nine Months Ended September 30, 2011
Revenue	n/c	n/c		n/c	n/c		$1,110	$1,432	(f)	$—	$(322	)(f)
Operating income (loss)	n/c	n/c		$487	$165	(f)	(196)	126	(f)	—	—
Other income (loss)	$148	$181	(e)	(132)	164	(e)	n/c	n/c	(e)	(18)	(347	)(e)
Income (loss) from continuing operations before income taxes	(250)	(290	)(e)	254	328	(e)	(194)	101	(e)	(18)	(347	)(e)
Income (loss) from continuing operations	(110)	(150	)(e)	110	184	(e)	(132)	163	(e)	(18)	(347	)(e)
Net income (loss)	n/c	n/c		150	224	(e)	(132)	163	(e)	(18)	(387	)(e)

In addition to the change in the presentation of HE as a discontinued operation subsequent to the initial reporting, the changes outlined below have been made in the amounts presented “As Revised”.

(a)	Impact of the correction of intercompany dividends of $40 million, $51 million and $(91) million for Parent, guarantor subsidiaries and non-guarantor subsidiaries, respectively.

(b)	Impact of the correction of intercompany dividends of $2 million, $54 million and $(56) million for Parent, guarantor subsidiaries and non-guarantor subsidiaries, respectively.

(c)	Impact of the correction of intercompany dividends of $42 million, $105 million and $(147) million for Parent, guarantor subsidiaries and non-guarantor subsidiaries, respectively.

(d)	Impact of the correction of intercompany dividends of $32 million, $117 million and $(149) million for Parent, guarantor subsidiaries and non-guarantor subsidiaries, respectively.

(e)	Impact of the correction of intercompany dividends of $74 million, $222 million and $(296) million for Parent, guarantor subsidiaries and non-guarantor subsidiaries, respectively.

(f)	The correction of the error related to intercompany transactions caused an increase in Non-Guarantor Revenue and an increase in Guarantor Costs of sales and administrative expenses. As the amounts are intercompany charges, the related eliminations also increased by an equal amount. These amounts had previously been reported in the caption Interest Income (Expense) and correction of the error decreases Interest income for the Non-Guarantor subsidiaries and decreases Interest expense for the Guarantor subsidiaries. The impacts to each of the periods presented in the table above for this error were as follows:

•	Three months ended March 31, 2011: $84 million;

•	Three months ended June 30, 2011: $132 million;

•	Six months ended June 30, 2011: $216 million;

•	Three months ended September 30, 2011: $106 million;

•	Nine months ended September 30, 2011: $322 million.

Supplemental Condensed Consolidating Schedule of Cash Flows

	Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Eliminations
(in millions)	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Three Months Ended March 31, 2011
Cash Flow from Operations:
Net income (loss)	n/c	n/c	$51	$78	$(62)	$—	$11	$(78)
Income (loss) from continuing operations	n/a	$(78)	n/a	23	n/a	—	n/a	(23)
Non-cash adjustments	$(38)	(10)	198	120	n/c	n/c	(11)	23
Changes in operating assets and liabilities	73	54	(160)	(79)	(35)	(12)	n/c	n/c

Cash flow from (used in) continuing operations	n/a	(34)	n/a	64	n/a	37	n/a	—
Cash flow from (used in) operations	12	(34)	89	50	(48)	37	n/c	n/c

Investment activities:
Intercompany transactions	39	86	(33)	6	(6)	(92)	n/c	n/c
Cash provided by (used in) continuing operations	n/a	85	n/a	(39)	n/a	(125)	n/a	—
Cash provided by (used in) investment activities	38	85	(81)	(42)	(39)	(125)	n/c	n/c

Six Months Ended June 30, 2011
Cash Flow from Operations:
Net income (loss)	n/c	n/c	$79	$121	$(50)	$95	$(29)	$(216)
Income (loss) from continuing operations	n/a	*	n/a	*	n/a	*	n/a	*
Non-cash adjustments	$(53)	*	322	*	98	*	29	*
Changes in operating assets and liabilities	82	*	(131)	*	(74)	*	—	*

Cash flow from (used in) continuing operations	n/a	*	n/a	*	n/a	*	n/a	*
Cash flow from (used in) operations	(67)	*	270	*	(26)	*	—	*

Investment activities:
Intercompany transactions	127	*	(165)	*	38	*	—	*
Cash provided by (used in) continuing operations	n/a	*	n/a	*	n/a	*	n/a	*
Cash provided by (used in) investment activities	123	*	(267)	*	(16)	*	—	*

Nine Months Ended September 30, 2011
Cash Flow from Operations:
Net income (loss)	n/c	n/c	$150	$224	$(132)	$163	$(18)	$(387)
Income (loss) from continuing operations	$(110)	$(150)	110	184	(132)	163	(18)	(348)
Non-cash adjustments	(71)	(145)	446	190	115	115	18	348

Cash flow from (used in) continuing operations	(383)	(497)	833	651	(96)	200	n/c	n/c
Cash flow from (used in) operations	(383)	(497)	908	726	(98)	198	n/c	n/c

Investment activities:
Intercompany transactions	535	649	(772)	(590)	237	(59)	n/c	n/c

Cash provided by (used in) continuing operations	531	645	(910)	(728)	159	(137)	n/c	n/c
Cash provided by (used in) investment activities	531	645	(916)	(734)	158	(138)	n/c	n/c

The impact of the dividend elimination error is shown above as the difference between As Reported and As Revised Cash flow from (used in) operations and Cash provided by (used in) investment activities. Other captions presented above have been adjusted to reflect both the error and the presentation of HE as a discontinued operation.

*	The Company has not yet provided financial information for the three and six months ended June 30, 2011 which reflects HE as a discontinued operation. When the Form 10-Q for the period ended June 30, 2012 is filed, in addition to the changes in presentation of HE as a discontinued operation subsequent to the initial reporting, the impact of the correction of intercompany dividends of $42 million, $105 million and $(147) million for Parent, Guarantor subsidiaries and Non-guarantor subsidiaries, respectively, will be reflected.

n/a = not applicable as the Company did not report discontinued operations in the original filing.

15. Supplemental Guarantor Condensed Consolidating Financial Statements:

SunGard’s senior unsecured notes are jointly and severally, fully and unconditionally guaranteed on a senior unsecured basis and the senior subordinated notes are jointly and severally, fully and unconditionally guaranteed on an unsecured senior subordinated basis, in each case, subject to certain exceptions, by substantially all wholly owned, domestic subsidiaries of SunGard (collectively, the “Guarantors”). Each of the Guarantors is 100% owned, directly or indirectly, by SunGard. None of the other subsidiaries of SunGard, either direct or indirect, nor any of the Holding Companies, guarantee the senior notes and senior subordinated notes (“Non-Guarantors”). The Guarantors and SunGard Holdco LLC also unconditionally guarantee the senior secured credit facilities, described in Note 5. The Guarantors are subject to release under certain circumstances as described below.

The indentures evidencing the guarantees provide for a Guarantor to be automatically and unconditionally released and discharged from its guarantee obligations in certain circumstances, including upon the earliest to occur of:

•	The sale, exchange or transfer of the subsidiary’s capital stock or all or substantially all of its assets;

•	Designation of the Guarantor as an “unrestricted subsidiary” for purposes of the indenture covenants;

•	Release or discharge of the Guarantor’s guarantee of certain other indebtedness; or

•	Legal defeasance or covenant defeasance of the indenture obligations when provision has been made for them to be fully satisfied.

The following tables present the financial position, results of operations and cash flows of SunGard (referred to as “Parent Company” for purposes of this note only), the Guarantor subsidiaries, the Non-Guarantor subsidiaries and Eliminations as of December 31, 2010 and 2011, and for the years ended December 31, 2009, 2010 and 2011 to arrive at the information for SunGard on a consolidated basis. SCC and SCCII are neither parties to nor guarantors of the debt issued as described in Note 5.

Supplemental Condensed Consolidating Balance Sheet

	December 31, 2010
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$179	$4	$588	$—	$771
Intercompany balances	(6,865)	6,028	837	—	—
Trade receivables, net	2	617	349	—	968
Prepaid expenses, taxes and other current assets	2,544	72	307	(2,520)	403
Assets held for sale	—	1,327	20	(8)	1,339

Total current assets	(4,140)	8,048	2,101	(2,528)	3,481
Property and equipment, net	—	576	316	—	892
Intangible assets, net	150	3,050	539	—	3,739
Goodwill	—	3,739	1,117	—	4,856
Intercompany balances	(4)	—	4	—	—
Investment in subsidiaries	13,562	2,444	—	(16,006)	—

Total Assets	$9,568	$17,857	$4,077	$(18,534)	$12,968

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$—	$2	$7	$—	$9
Accounts payable and other current liabilities	203	3,343	928	(2,520)	1,954
Liabilities related to assets held for sale	—	235	11	—	246

Total current liabilities	203	3,580	946	(2,520)	2,209
Long-term debt	7,607	2	437	—	8,046
Intercompany debt	(195)	65	249	(119)	—
Deferred income taxes	346	648	112	—	1,106

Total liabilities	7,961	4,295	1,744	(2,639)	11,361

Total stockholder’s equity	1,607	13,562	2,333	(15,895)	1,607

Total Liabilities and Stockholder’s Equity	$9,568	$17,857	$4,077	$(18,534)	$12,968

Supplemental Condensed Consolidating Balance Sheet

	December 31, 2011
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current:
Cash and cash equivalents	$529	$(15)	$354	$—	$868
Intercompany balances	(5,247)	4,516	731	—	—
Trade receivables, net	2	603	346	—	951
Prepaid expenses, taxes and other current assets	1,461	54	271	(1,456)	330
Assets held for sale	—	1,315	13	(2)	1,326

Total current assets	(3,255)	6,473	1,715	(1,458)	3,475
Property and equipment, net	—	588	305	—	893
Intangible assets, net	120	2,701	476	—	3,297
Goodwill	—	3,784	1,101	—	4,885
Intercompany balances	250	1	(251)	—	—
Investment in subsidiaries	12,673	2,253	—	(14,926)	—

Total Assets	$9,788	$15,800	$3,346	$(16,384)	$12,550

Liabilities and Stockholder’s Equity
Current:
Short-term and current portion of long-term debt	$—	$3	$7	$—	$10
Accounts payable and other current liabilities	296	2,170	901	(1,456)	1,911
Liabilities related to assets held for sale	—	219	11	—	230

Total current liabilities	296	2,392	919	(1,456)	2,151
Long-term debt	7,612	2	205	—	7,819
Intercompany debt	82	19	16	(117)	—
Deferred income taxes	337	714	68	—	1,119

Total liabilities	8,327	3,127	1,208	(1,573)	11,089

Total stockholder’s equity	1,461	12,673	2,138	(14,811)	1,461

Total Liabilities and Stockholder’s Equity	$9,788	$15,800	$3,346	$(16,384)	$12,550

During the first quarter of 2012, the Company determined that it had incorrectly accounted for intercompany dividend income and the related eliminations presented in the Supplemental Condensed Consolidating Schedules of Operations in the Company’s Form 10-K for the periods ended December 31, 2009, 2010 and 2011. The Company determined that the incorrect presentation resulted in an understatement of income (or overstatement of loss) from continuing operations and net income (loss) for both the Non-Guarantor subsidiaries and the Guarantor subsidiaries. It was further determined that cash flows from operations and cash flows from investment activities for Parent (SunGard), Guarantor subsidiaries and Non-Guarantor subsidiaries were each affected between operating and investing. The Company also identified a misclassification of expense between Guarantor subsidiaries and Non-Guarantor subsidiaries in 2010 totaling $91 million. In addition, the Company also determined that it had incorrectly recorded intercompany transactions between certain Guarantor and Non-Guarantor subsidiaries as a component of net interest income (expense) resulting in an understatement of operating expenses for the Guarantor subsidiaries and an understatement of revenues for the Non-Guarantor subsidiaries. These errors had no impact on the consolidated financial statements of SunGard or any debt covenants and had no impact on the ability of SunGard’s subsidiaries to dividend cash to SunGard for debt service requirements. The Company assessed the materiality of these items on previously issued annual and interim financial statements in accordance with SEC Staff Accounting Bulletin No. 99, and concluded that the errors were not material to the consolidated financial statements.

The following is a summary of the impacts of the errors on each of the statements that were included in the annual report on Form 10-K for the period ended December 31, 2011 (n/c = no change). There was no impact to the Supplemental Condensed Consolidating Balance Sheet for any period.

Supplemental Condensed Consolidating Schedule of Operations

	Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Eliminations
(in millions)	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Year ended December 31, 2009
Revenue	n/c	n/c	$1,981	$2,089	$(103)	$(211)
Operating income (loss)	$(640)	$(748)	52	160	—	—
Other income	39	71	(87)	10	808	679
Income (loss) from continuing operations before income taxes	(714)	(682)	28	125	808	679
Income (loss) from continuing operations	(777)	(745)	(31)	66	808	679
Net income (loss)	(710)	(678)	(26)	71	736	607

Year ended December 31, 2010
Revenue	$3,148	$2,985	$1,505	$1,885	$(163)	$(380)
Operating income (loss)	582	111	(267)	204	—	—
Other income	(12)	80	(267)	3	213	(149)
Income (loss) from continuing operations before income taxes	188	189	(197)	164	213	(149)
Income (loss) from continuing operations	71	72	(284)	77	213	(149)
Net income (loss)	(85)	(84)	(470)	(109)	555	193

Year ended December 31, 2011
Revenue	n/c	n/c	$1,513	$1,935	$—	$(422)
Operating income (loss)	$659	$237	(193)	229	—	—
Other income	(791)	122	(1,895)	(7)	2,354	(447)
Income (loss) from continuing operations before income taxes	(555)	358	(1,697)	191	2,354	(447)
Income (loss) from continuing operations	(588)	325	(1,766)	122	2,354	(447)
Net income (loss)	(529)	384	(1,767)	121	2,296	(505)

Supplemental Condensed Consolidating Schedule of Cash Flows

	Parent Company		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Eliminations
(in millions)	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised	As Reported	As Revised
Year ended December 31, 2009
Cash Flow from Operations:
Net income (loss)	n/c	n/c	$(710)	$(678)	$(26)	$71	$736	$607
Income (loss) from continuing operations	n/c	n/c	(777)	(745)	(31)	66	808	679
Non-cash adjustments	$845	$813	1,614	1,517	n/c	n/c	(808)	(679)

Cash flow from (used in) continuing operations	(649)	(681)	734	669	464	561	n/c	n/c
Cash flow from (used in) operations	(649)	(681)	791	726	497	594	n/c	n/c

Investment activities:
Intercompany transactions	1,046	1,078	(513)	(448)	(533)	(630)	n/c	n/c
Cash provided by (used in) continuing operations	1,046	1,078	(749)	(684)	(620)	(717)	n/c	n/c
Cash provided by (used in) investment activities	1,111	1,143	(808)	(743)	(636)	(733)	n/c	n/c

Year ended December 31, 2010
Cash Flow from Operations:
Net income (loss)	n/c	n/c	n/c	n/c	$(471)	$(109)	$555	$193
Income (loss) from continuing operations	n/c	n/c	n/c	n/c	(285)	77	213	(149)
Non-cash adjustments	n/c	n/c	$959	$597	n/c	n/c	(213)	149

Cash flow from (used in) continuing operations	n/c	n/c	1,395	1,033	(112)	250	n/c	n/c
Cash flow from (used in) operations	n/c	n/c	1,507	1,145	(106)	256	n/c	n/c

Investment activities:
Intercompany transactions	n/c	n/c	(1,099)	(737)	392	30	n/c	n/c
Cash provided by (used in) continuing operations	n/c	n/c	(1,379)	(1,017)	299	(63)	n/c	n/c
Cash provided by (used in) investment activities	n/c	n/c	(1,491)	(1,129)	274	(88)	n/c	n/c

Year ended December 31, 2011
Cash Flow from Operations:
Net income (loss)	n/c	n/c	$(528)	$384	$(1,768)	$121	$2,296	$(505)
Income (loss) from continuing operations	n/c	n/c	(587)	325	(1,767)	122	2,354	(447)
Non-cash adjustments	$651	$(261)	2,224	335	n/c	n/c	(2,354)	447

Cash flow from (used in) continuing operations	397	(515)	1,788	811	(1,583)	306	n/c	n/c
Cash flow from (used in) operations	396	(516)	1,865	888	(1,583)	306	n/c	n/c

Investment activities:
Intercompany transactions	(90)	822	(1,605)	(628)	1,695	(194)	n/c	n/c
Cash provided by (used in) continuing operations	(94)	818	(1,807)	(830)	1,586	(303)	n/c	n/c
Cash provided by (used in) investment activities	(26)	886	(1,881)	(904)	1,581	(308)	n/c	n/c

Supplemental Condensed Consolidating Schedule of Comprehensive Income

	Year ended December 31, 2009
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,928	$2,089	$(211)	$4,806

Costs and expenses:
Cost of sales and administrative expenses	96	1,978	1,732	(211)	3,595
Depreciation and amortization	—	201	74	—	275
Amortization of acquisition-related intangible assets	2	371	123	—	496
Goodwill impairment charges	—	1,126	—	—	1,126

	98	3,676	1,929	(211)	5,492

Operating income (loss)	(98)	(748)	160	—	(686)
Net interest income (expense)	(580)	(5)	(45)	—	(630)
Other income (expense)	(745)	71	10	679	15

Income (loss) from continuing operations before income taxes	(1,423)	(682)	125	679	(1,301)
Benefit from (provision for) income taxes	238	(63)	(59)	—	116

Income (loss) from continuing operations	(1,185)	(745)	66	679	(1,185)
Income (loss) from discontinued operations, net of tax	67	67	5	(72)	67

Net income (loss)	$(1,118)	$(678)	$71	$607	$(1,118)

Comprehensive income (loss)	$(1,020)	$(598)	$140	$458	$(1,020)

Supplemental Condensed Consolidating Schedule of Comprehensive Income

	Year ended December 31, 2010
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,985	$1,885	$(380)	$4,490

Costs and expenses:
Cost of sales and administrative expenses	109	2,103	1,519	(380)	3,351
Depreciation and amortization	—	193	85	—	278
Amortization of acquisition-related intangible assets	1	373	77	—	451
Goodwill impairment charges	—	205	—	—	205

	110	2,874	1,681	(380)	4,285

Operating income (loss)	(110)	111	204	—	205
Net interest income (expense)	(591)	(2)	(43)	—	(636)
Other income (expense)	15	80	3	(149)	(51)

Income (loss) from continuing operations before income taxes	(686)	189	164	(149)	(482)
Benefit from (provision for) income taxes	272	(117)	(87)	—	68

Income (loss) from continuing operations	(414)	72	77	(149)	(414)
Income (loss) from discontinued operations, net of tax	(156)	(156)	(186)	342	(156)

Net income (loss)	$(570)	$(84)	$(109)	$193	$(570)

Comprehensive income (loss)	$(478)	$(27)	$(47)	$74	$(478)

Supplemental Condensed Consolidating Schedule of Comprehensive Income

	Year ended December 31, 2011
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Total revenue	$—	$2,986	$1,935	$(422)	$4,499

Costs and expenses:
Cost of sales and administrative expenses	132	2,170	1,528	(422)	3,408
Depreciation and amortization	—	183	89	—	272
Amortization of acquisition-related intangible assets	1	348	89	—	438
Goodwill impairment charges	—	48	—	—	48

	133	2,749	1,706	(422)	4,166

Operating income (loss)	(133)	237	229	—	333
Net interest income (expense)	(489)	(1)	(31)	—	(521)
Other income (expense)	329	122	(7)	(447)	(3)

Income (loss) from continuing operations before income taxes	(293)	358	191	(447)	(191)
Benefit from (provision for) income taxes	220	(33)	(69)	—	118

Income (loss) from continuing operations	(73)	325	122	(447)	(73)
Income (loss) from discontinued operations, net of tax	(76)	59	(1)	(58)	(76)

Net income (loss)	$(149)	$384	$121	$(505)	$(149)

Comprehensive income (loss)	$(166)	$392	$128	$(520)	$(166)

Supplemental Condensed Consolidating Schedule of Cash Flows

	Year ended December 31, 2009
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(1,118)	$(678)	$71	$607	$(1,118)
Income (loss) from discontinued operations	67	67	5	(72)	67

Income (loss) from continuing operations	(1,185)	(745)	66	679	(1,185)
Non cash adjustments	813	1,517	148	(679)	1,799
Changes in operating assets and liabilities	(309)	(103)	347	—	(65)

Cash flow from (used in) continuing operations	(681)	669	561	—	549
Cash flow from (used in) discontinued operations	—	57	33	—	90

Cash flow from (used in) operations	(681)	726	594	—	639

Investment activities:
Intercompany transactions	1,078	(448)	(630)	—	—
Cash paid for acquired businesses, net of cash acquired	—	(13)	—	—	(13)
Cash paid for property and equipment and software	—	(223)	(92)	—	(315)
Other investing activities	—	—	5	—	5

Cash provided by (used in) continuing operations	1,078	(684)	(717)	—	(323)
Cash provided by (used in) discontinued operations	65	(59)	(16)	—	(10)

Cash provided by (used in) investment activities	1,143	(743)	(733)	—	(333)

Financing activities:
Net repayments of long-term debt	(844)	(8)	229	—	(623)
Other financing activities	(3)	—	—	—	(3)

Cash provided by (used in) continuing operations	(847)	(8)	229	—	(626)
Cash provided by (used in) discontinued operations	—	—	(2)	—	(2)

Cash provided by (used in) financing activities	(847)	(8)	227	—	(628)
Effect of exchange rate changes on cash	—	—	11	—	11

Increase (decrease) in cash and cash equivalents	(385)	(25)	99	—	(311)
Beginning cash and cash equivalents	511	16	448	—	975

Ending cash and cash equivalents	$126	$(9)	$547	$—	$664

Supplemental Condensed Consolidating Schedule of Cash Flows

	Year ended December 31, 2010
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(570)	$(84)	$(109)	$193	$(570)
Income (loss) from discontinued operations	(156)	(156)	(186)	342	(156)

Income (loss) from continuing operations	(414)	72	77	(149)	(414)
Non cash adjustments	51	597	186	149	983
Changes in operating assets and liabilities	(317)	364	(13)	—	34

Cash flow from (used in) continuing operations	(680)	1,033	250	—	603
Cash flow from (used in) discontinued operations	—	112	6	—	118

Cash flow from (used in) operations	(680)	1,145	256	—	721

Investment activities:
Intercompany transactions	707	(737)	30	—	—
Cash paid for acquired businesses, net of cash acquired	—	(82)	—	—	(82)
Cash paid for property and equipment and software	(1)	(207)	(90)	—	(298)
Other investing activities	(2)	9	(3)	—	4

Cash provided by (used in) continuing operations	704	(1,017)	(63)	—	(376)
Cash provided by (used in) discontinued operations	253	(112)	(25)	—	116

Cash provided by (used in) investment activities	957	(1,129)	(88)	—	(260)

Financing activities:
Net repayments of long-term debt	(212)	(6)	(114)	—	(332)
Other financing activities	(12)	—	—	—	(12)

Cash provided by (used in) continuing operations	(224)	(6)	(114)	—	(344)
Cash provided by (used in) discontinued operations	—	—	—	—	—

Cash provided by (used in) financing activities	(224)	(6)	(114)	—	(344)
Effect of exchange rate changes on cash	—	—	(3)	—	(3)

Increase in cash and cash equivalents	53	10	51	—	114
Beginning cash and cash equivalents	126	(9)	547	—	664

Ending cash and cash equivalents	$179	$1	$598	$—	$778

Supplemental Condensed Consolidating Schedule of Cash Flows

	Year ended December 31, 2011
(in millions)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flow from operations:
Net income (loss)	$(149)	$384	$121	$(505)	$(149)
Income (loss) from discontinued operations	(76)	59	(1)	(58)	(76)

Income (loss) from continuing operations	(73)	325	122	(447)	(73)
Non cash adjustments	(261)	335	157	447	678
Changes in operating assets and liabilities	(181)	151	27	—	(3)

Cash flow from (used in) continuing operations	(515)	811	306	—	602
Cash flow from (used in) discontinued operations	(1)	77	—	—	76

Cash flow from (used in) operations	(516)	888	306	—	678

Investment activities:
Intercompany transactions	822	(628)	(194)	—	—
Cash paid for acquired businesses, net of cash acquired	—	(14)	(21)	—	(35)
Cash paid for property and equipment and software	—	(189)	(87)	—	(276)
Other investing activities	(4)	1	(1)	—	(4)

Cash provided by (used in) continuing operations	818	(830)	(303)	—	(315)
Cash provided by (used in) discontinued operations	68	(74)	(5)	—	(11)

Cash provided by (used in) investment activities	886	(904)	(308)	—	(326)

Financing activities:
Net repayments of long-term debt	(5)	—	(233)	—	(238)
Other financing activities	(15)	—	—	—	(15)

Cash provided by (used in) continuing operations	(20)	—	(233)	—	(253)
Cash provided by (used in) discontinued operations	—	—	—	—	—

Cash provided by (used in) financing activities	(20)	—	(233)	—	(253)
Effect of exchange rate changes on cash	—	—	(4)	—	(4)

Increase (decrease) in cash and cash equivalents	350	(16)	(239)	—	95
Beginning cash and cash equivalents	179	1	598	—	778

Ending cash and cash equivalents	$529	$(15)	$359	$—	$873